Label	Element	Value
Sansom Shares Prospectus | RBB MONEY MARKET PORTFOLIO | SANSOM
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBB MONEY MARKET PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Money Market Portfolio (the "Portfolio") of The RBB Fund, Inc. (the "Company") seeks to generate current income, to provide you with liquidity and to protect your investment.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Sansom Street Shares of the Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.41%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	133
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	250
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 593
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a diversified investment portfolio of short term, high quality, U.S. dollar-denominated instruments, including government, bank, commercial and other obligations.

Specifically, the Portfolio may invest in:

•  U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

•  High quality commercial paper and other obligations issued or guaranteed (or otherwise supported) by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's®, Prime-2 or higher by Moody's Investor's Service, Inc. or F-2 or higher by Fitch, Inc., as well as high quality corporate bonds rated AA (or Aa) or higher at the time of purchase by those rating agencies. These ratings must be provided by at least two rating agencies or by the only rating agency providing a rating.

•  Unrated notes, paper and other instruments that are determined by the Adviser to be of comparable quality to the instruments described above.

•  Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables).

•  Securities issued or guaranteed by the U.S. government or by its agencies or authorities.

•  Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities.

•  Securities issued or guaranteed by state or local governmental bodies.

•  Repurchase agreements relating to the above instruments.

The Portfolio seeks to maintain a net asset value of $1.00 per share. At least 25% of the Portfolio's total assets will be invested in banking obligations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

•  The Portfolio's investment securities may not earn as high a level of income as longer-term or lower quality securities, which generally have greater risk and more fluctuation in value.

•  The Portfolio's concentration of its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

•  The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

•  Unrated notes, paper and other instruments may be subject to the risk that an issuer may default on its obligation to pay interest and repay principal.

•  The obligations issued or guaranteed by state or local governmental bodies may be issued by entities in the same state and may have interest which is paid from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may impact the Portfolio.

•  Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit. The U.S. government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the Portfolio.

•  In September 2008, the U.S. Treasury Department and the Federal Housing Finance Agency ("FHFA") announced that Fannie Mae and Freddie Mac would be placed in conservatorship under the FHFA. On June 16, 2010, FHFA ordered Fannie Mae's and Freddie Mac's stock de-listed from the New York Stock Exchange after the price of common stock in Fannie Mae fell below the New York Stock Exchange's minimum average closing price of $1 for more than 30 days. The long-term effect that this conservatorship will have on Fannie Mae and Freddie Mac's debt and equity and on securities guaranteed by Fannie Mae and Freddie Mac remains unclear.

•  The Portfolio's investment in asset-backed securities may be negatively impacted by interest rate fluctuations or when an issuer pays principal on an obligation held by the Portfolio earlier or later than expected. These events may affect their value and the return on your investment.

•  The Portfolio could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

•  The Portfolio may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. When you invest in the Portfolio you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. When you invest in the Portfolio you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table below illustrate the variability of the Portfolio's long-term performance for Sansom Street Shares. The information shows you how the Portfolio's performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio's performance would be reduced. Effective May 28, 2010, Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act") was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Portfolio's performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Annual Return 2004	rr_AnnualReturn2004	1.25%
Annual Return 2005	rr_AnnualReturn2005	3.14%
Annual Return 2006	rr_AnnualReturn2006	4.85%
Annual Return 2007	rr_AnnualReturn2007	5.10%
Annual Return 2008	rr_AnnualReturn2008	2.81%
Annual Return 2009	rr_AnnualReturn2009	0.49%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.05%
Annual Return 2012	rr_AnnualReturn2012	0.04%
Annual Return 2013	rr_AnnualReturn2013	0.03%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter: 1.28% (quarter ended September 30, 2007)

Worst Quarter: 0.01% (quarter ended September 30, 2012)

Year-to-date total return for the nine months ended September 30, 2014: 0.03%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Years Ended December 31, 2013
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the Portfolio's average annual total returns for the past calendar year, the past five calendar years and the past ten calendar years. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current Yield: The seven-day yield for the period ended December 31, 2013 for the Portfolio was 0.033%. You may call (800) 430-9618 to obtain the current seven-day yield of the Portfolio.
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.77%
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	Current Yield: The seven-day yield for the period ended December 31, 2013 for the Portfolio was 0.033%. You may call (800) 430-9618 to obtain the current seven-day yield of the Portfolio.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 430-9618

[1]	Management fees include investment advisory and administration fees. The Adviser has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Portfolio's Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expenses, Interest Expenses, Acquired Fund Fees and Expenses, Distribution and Service (12b-1) Fees and certain other Portfolio expenses) to 0.25%. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the expenses excluded from the contractual limitation are not taken into account and could cause net Total Annual Portfolio Operating Expenses to exceed 0.25%. This contractual limitation is in effect until December 31, 2015 and may not be terminated without the approval of the Company's Board of Directors. The Adviser may terminate this arrangement at any time after December 31, 2015.